Document and Entity Information	Oct. 15, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Oct. 15, 2021
Entity Registrant Name	ENJOY TECHNOLOGY, INC./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39800
Entity Tax Identification Number	98-1566891
Entity Address, Address Line One	3240 Hillview Ave
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	888
Local Phone Number	463-6569
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by Enjoy Technology, Inc. (the “Company”) on October 22, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination. This Amendment No. 1 amends the financial statements provided under Item 9.01(a) in the Original Report to include the unaudited condensed consolidated financial statements of the Company as of September 30, 2021 and for the three and nine months ended September 30, 2021 and 2020 and the related notes. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Amendment Flag	true
Entity Central Index Key	0001830180
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	ENJY
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	ENJYW
Security Exchange Name	NASDAQ